Capital stock	12 Months Ended
Mar. 26, 2016
Equity [Abstract]
Capital stock
11.	Capital stock:

Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount

Balance as of March 29, 2014	10,131,539	$30,862	7,717,970	$38,613	17,849,509	$69,475
Exercise of stock options	111,372	126	—	—	111,372	126

Balance as of March 28, 2015	10,242,911	$30,988	7,717,970	$38,613	17,960,881	$69,601
Exercise of stock options	—	—	—	—	—	—

Balance as of March 26, 2016	10,242,911	$30,988	7,717,970	$38,613	17,960,881	$69,601